DEBT - Outstanding Debt Balance 2020 Loan Agreement (Details) - Secured Debt - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2020 Loan Agreement
Debt Instrument [Line Items]
Total long-term debt	$ 218,000	$ 218,000
Less: debt discount	(9,790)	(11,032)	$ (15,931)
Total debt	208,210	206,968	202,069
2020 Term A
Debt Instrument [Line Items]
Total long-term debt	10,900	10,900	10,900
2020 Term B
Debt Instrument [Line Items]
Total long-term debt	21,800	21,800	21,800
2020 Term C
Debt Instrument [Line Items]
Total long-term debt	43,600	43,600	43,600
2020 Term D
Debt Instrument [Line Items]
Total long-term debt	43,600	43,600	43,600
2020 Term E
Debt Instrument [Line Items]
Total long-term debt	32,700	32,700	32,700
2020 Term F
Debt Instrument [Line Items]
Total long-term debt	32,700	32,700	32,700
2020 Term G
Debt Instrument [Line Items]
Total long-term debt	$ 32,700	$ 32,700	$ 32,700